Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Trade receivable	$ 939,433	$ 913,458
Grants receivable	110,000		$ 132,556
	$ 1,049,433	$ 913,458